Financial Risk Management - Additional Information (Details) ¥ in Millions, kr in Millions			12 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 23, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 CNY (¥)	Sep. 30, 2025 SEK (kr)	Mar. 19, 2025 USD ($)	Mar. 19, 2025 CNY (¥)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Currency derivatives | kr				kr 148.5		kr 64.9
Fair value of currency derivatives			$ 100,000		$ 0
Convertible notes			333,145,000		324,395,000		$ 323,528,000
Outstanding amounts			523,049,000		446,368,000
Impairments loss for outstanding trade receivables			0		0
Cash and cash equivalents			64,345,000		98,923,000		$ 249,299,000							$ 82,644,000
Long term financing													$ 130,000,000
Liabilities to credit institutions balance			$ 523,049,000		$ 446,368,000
Description of Objectives, Policies and Processes for Managing Capital

3.2. Capital management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that the Group can continue its business and provide future returns for shareholders and maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may issue new shares or sell assets to reduce debt. Capital is calculated as “equity attributable to shareholders of the parent” as shown in the balance sheet plus total borrowings (including non-current and current interest-bearing loans and borrowings and lease liabilities as shown in the balance sheet) less cash and cash equivalents.

3.2. Capital management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that the Group can continue its business and provide future returns for shareholders and maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may issue new shares or sell assets to reduce debt. Capital is calculated as “equity attributable to shareholders of the parent” as shown in the balance sheet plus total borrowings (including non-current and current interest-bearing loans and borrowings and lease liabilities as shown in the balance sheet) less cash and cash equivalents.

CMB Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Utilized Loan Amount			$ 2,800,000						¥ 20.0
Super Senior Revolving Credit Facility Agreement
Disclosure Of Financial Risk Management [Line Items]
Undrawn borrowing facilities			$ 79,800,000					kr 750.0
Single External Customer
Disclosure Of Financial Risk Management [Line Items]
Percentage of revenues derived from customer			6.00%	6.00%	10.00%	10.00%	12.00%
SRCF Agreement
Disclosure Of Financial Risk Management [Line Items]
Utilized Loan Amount			$ 0
Nordic Bonds
Disclosure Of Financial Risk Management [Line Items]
Nordic bonds	$ 180,900,000									kr 1,700.0
Interest rate description			The interest risk for the Nordic Bonds is calculated for the three months October 1 to December 31, 2025.	The interest risk for the Nordic Bonds is calculated for the three months October 1 to December 31, 2025.
Outstanding amounts			$ 187,100,000					1,716.0
Maturity	four years		3 years	3 years
Liabilities to credit institutions balance			$ 187,100,000					kr 1,716.0
Nordic Bonds | CAP
Disclosure Of Financial Risk Management [Line Items]
Interest rate			1.95%					1.95%	1.95%
Maturity			3 years	3 years
Working Capital Credit Facility | CMB Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Outstanding amounts											$ 4,200,000	¥ 30.0
Liabilities to credit institutions balance											$ 4,200,000	¥ 30.0
Liabilities To Credit Institutions And Available Facilities
Disclosure Of Financial Risk Management [Line Items]
Maturity			40	40	29	29	41
Super Senior Revolving Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Outstanding amounts	$ 79,800,000									kr 750.0
Increase decrease in interest rate basis points	4.00%									4.00%
Undrawn borrowing facilities			$ 78,500,000		$ 190,500,000
Borrowings, adjustment to interest rate basis	4.00%									4.00%
Maturity	two years and six months
Liabilities to credit institutions balance	$ 79,800,000									kr 750.0
9.25% Convertible Senior PIK Notes due 2028
Disclosure Of Financial Risk Management [Line Items]
Convertible notes, maturity date		Sep. 14, 2028	Sep. 14, 2028	Sep. 14, 2028
Commodity Price Risk
Disclosure Of Financial Risk Management [Line Items]
Percentage of increase in general commodity cost price to effect commodity cost			5.00%	5.00%
Expected increase in commodity cost due to increase in general commodity cost price			$ 12,800,000		$ 11,800,000		$ 12,000,000
Interest Rate Cap | Nordic Bonds
Disclosure Of Financial Risk Management [Line Items]
Nordic bonds | kr								kr 850.0
Top of Range | Nordic Bonds
Disclosure Of Financial Risk Management [Line Items]
Total net leverage ratio	2.75%
Top of Range | Super Senior Revolving Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Total net leverage ratio	3.50%